Derivatives - Credit Derivative Disclosure By Quality (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of internal credit grades [Line Items]
Notional	€ 3,945	€ 4,444
Fair value	63	89
AAA [member]
Disclosure of internal credit grades [Line Items]
Notional	13	10
AA [member]
Disclosure of internal credit grades [Line Items]
Notional	168	106
Fair value	4	3
A [member]
Disclosure of internal credit grades [Line Items]
Notional	762	915
Fair value	9	13
BBB [member]
Disclosure of internal credit grades [Line Items]
Notional	2,677	3,258
Fair value	46	70
BB [member]
Disclosure of internal credit grades [Line Items]
Notional	205	97
Fair value	4	3
B or lower [member]
Disclosure of internal credit grades [Line Items]
Notional	€ 121	€ 58